UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
	LONG-TERM INVESTMENTS - 146.5%

	Alaska - 0.2%
$290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	$329,521

	Arizona - 5.3%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/01/37	1,579,284
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	727,662
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	4.00%, 1/01/34	1,064,540
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	564,930
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38	1,137,180
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Rev.,
	5.00%, 1/01/38,
	Prerefunded 1/01/18 @ $100 (b)	2,033,880

		7,107,476

	California - 23%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/01/39,
	Prerefunded 4/01/19 @ $100 (b)	2,140,360
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,718,520
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	287,884
1,000	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,044,450
100	California St. Muni. Fin. Auth. Student Hsg. Rev.,
	Bowles Hall Foundation,
	5.00%, 6/01/35	107,214
500	California St. Gen. Oblig.,
	5.50%, 3/01/26	512,895
1,000	California St. Gen. Oblig.,
	6.00%, 4/01/38	1,080,590
500	California St. Gen. Oblig.,
	5.50%, 3/01/40	552,790
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,199,210

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	$2,366,440
2,000	California Statewide Communities Dev. Auth. Rev.,
	St. Joseph Hlth. Sys.,
	5.75%, 7/01/47, FGIC,
	Prerefunded 7/01/18 @ $100 (b)	2,088,740
1,000	Garden Grove Agy. Cmty. Dev. Successor Agy.,
	Tax Allocation,
	5.00%, 10/01/31, BAM	1,167,290
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,073,460
2,825	Golden St. Tobacco Securitization Corp. Rev.,
	5.75%, 6/01/47	2,824,972
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	322,428
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,173,020
1,000	Manteca City Wtr. Rev.,
	5.00%, 7/01/33	1,143,170
250	Palm Desert Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 10/01/28, BAM	303,820
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	3,090,900
780	Sacramento Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 12/01/24, BAM	946,436
1,215	San Marcos Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 10/01/32	1,422,291
2,000	San Mateo Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/30	2,324,100
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,033,610

		30,924,590

	Colorado - 2%
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	475,036

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	$1,137,320
880	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	1,135,376

		2,747,732

	Connecticut - 2.7%
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford HlthCare.,
	5.00%, 7/01/32	768,915
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford HlthCare.,
	5.00%, 7/01/41	1,090,240
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Yale-New Haven Hosp.,
	5.00%, 7/01/48	605,093
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41	1,116,660

		3,580,908

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	1,101,800
1,000	Metro. Washington D.C. Arpt. Auth. Rev.,
	5.00%, 10/01/17, AGM / AMBAC	1,006,340

		2,108,140

	Florida - 20.3%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	886,445
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/01/23	1,640,790
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,056,010
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,107,800
2,000	Florida St. Brd. of Ed. Cap. Outlay Gen. Oblig.,
	5.00%, 6/01/41	2,249,880
2,350	Florida St. Brd. of Gov. Florida State Univ. Dorm Rev.,
	5.00%, 5/01/33	2,716,905
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,098,890
500	Lee Cnty. Tran. Fac. Ref. Rev.,
	5.00%, 10/01/35, AGM	574,760

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,080	Miami Beach Hlth. Facs. Auth.
	Hosp. Rev. Ref.,
	5.00%, 11/15/39	$1,175,332
500	Miami Beach Redev. Agy. Rev. Ref.,
	5.00%, 2/01/40, AGM	560,490
500	Miami-Dade Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/33	583,205
1,065	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/01/45	1,199,680
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,540,013
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	282,795
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,275,480
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	1,148,210
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,517,420
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,541,364
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	959,181
200	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	217,284

		27,331,934

	Georgia - 2.3%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	575,850
300	Atlanta Wtr. & Wstwtr. Rev.,
	5.00%, 11/01/26	367,641
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/01/39	2,135,280

		3,078,771

	Illinois - 14.1%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	514,045
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,138,030
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	727,514
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30	266,220

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	$283,187
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	778,771
500	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	540,290
1,000	Illinois St. Fin. Auth. Ed. Rev.,
	Ill. Charter Sch.,
	5.375%, 9/01/32, ACA,
	Prerefunded 9/01/17 @ $100 (b)	1,003,520
1,000	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,121,010
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,359,162
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/01/42	554,746
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	572,073
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,016,700
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,102,090
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,101,600
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,237,580
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/01/33,
	Prerefunded 1/01/18 @ $100 (b)	1,528,485
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	849,577
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28	1,134,790
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,093,990

		18,923,380

	Indiana - 2.6%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	282,046

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Indiana St. Fin. Auth. Rev. State Revolving Fund,
	5.00%, 2/01/31	$1,123,810
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/01/38,
	Prerefunded 8/01/18 @ $100 (b)	2,081,820

		3,487,676

	Louisiana - 4.9%
1,250	Louisiana Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,428,087
500	Louisiana Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	555,790
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,400,938
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	335,604
500	Port of New Orleans Brd. of Commissioners
	Port Fac. Rev.,
	5.00%, 4/01/33	537,660
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,216,941
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37	1,145,410

		6,620,430

	Maine - 1.8%
95	Maine Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	113,978
905	Maine Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	1,011,709
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	670,933
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	591,651

		2,388,271

	Maryland - 1.8%
250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	281,835
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,104,260
1,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/01/37, AGM	1,034,320

		2,420,415

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Massachusetts - 6.8%
$3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	$3,947,490
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,294,370
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,256,570
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40	2,189,740
410	Massachusetts Port Auth. Rev.,
	5.00%, 7/01/47	469,249

		9,157,419

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,115,900
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	613,201
500	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	525,125
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	249,973

		2,504,199

	Nebraska - 2.2%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	562,120
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,405,609

		2,967,729

	New Jersey - 1.3%
400	Camden Cnty. Impvt. Auth. Hlthcare. Redev. Rev.,
	Cooper Hlth. Sys.,
	5.00%, 2/15/33	437,944
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	255,348
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/36	1,043,660

		1,736,952

	New York - 10.8%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	929,110

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	$339,762
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/01/42	782,950
300	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	315,723
1,250	New York City Gen. Oblig.,
	Adjustable Rate Bond,
	0.76%, 1/01/36	1,250,000
1,000	New York City Transitional Fin. Auth. Rev.,
	5.00%, 2/01/34	1,169,410
1,000	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,171,310
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43	1,130,960
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43	1,140,380
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/01/28,
	Prerefunded 10/01/18 @ $100 (b)	1,609,935
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,358,440
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,059,120
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00% 11/15/30	586,295
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	219,829
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	476,400

		14,539,624

	Ohio - 5.4%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	759,555
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30	555,470
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,024,420
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31	1,128,525

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	$2,747,324

		7,215,294

	Oregon - 1.6%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	586,470
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	652,525
800	Washington Cnty. Sch. Dist. 48J (Beaverton),
	Gen. Oblig. Convertible CAB,
	0.00%, 6/15/36	904,784

		2,143,779

	Pennsylvania - 5.5%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/01/35	185,642
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,288,080
480	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/01/27, NRE,
	Prerefunded 9/01/17 @ $100 (b)	482,573
495	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/01/27, NRE,
	Prerefunded 9/01/17 @ $100 (b)	497,653
25	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/01/27, NRE,
	Prerefunded 9/01/17 @ $100 (b)	25,134
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	549,360
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/01/23, AGC,
	Prerefunded 12/01/19 @ $100 (b)	1,113,136
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,184,400

		7,325,978

	Rhode Island - 3.8%
1,070	Rhode Island Clean Wtr. Fin. Agy. Wtr. Poll. Control Rev.,
	Green Bonds,
	5.00%, 10/01/32	1,253,548
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Brown Univ.,
	5.00%, 9/01/17	2,006,460

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	$1,781,232

		5,041,240

	South Carolina - 2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,371,900
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	348,580

		2,720,480

	Tennessee - 2.9%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	273,560
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,665,195
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,136,730
745	Tennessee Hsg. Dev. Agy.,
	Residential Fin. Prog. Rev.,
	3.625%, 7/01/32	764,415

		3,839,900

	Texas - 9.2%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	918,663
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/01/48,
	Prerefunded 12/01/18 @ $100 (b)	1,057,410
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	756,593
185	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	185,253
225	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	225,308
590	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF
	Prerefunded 8/15/17 @ $100 (b)	590,826
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	551,825
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,138,000

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	$1,670,441
955	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/01/38, PSF,
	Prerefunded 8/01/18 @ $100 (b)	994,069
105	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/01/38, PSF	108,795
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,157,160
605	North Texas Twy. Auth. Rev.,
	5.75%, 1/01/40, BHAC,
	Prerefunded 1/01/18 @ $100 (b)	617,106
450	North Texas Twy. Auth. Rev.,
	5.75%, 1/01/40, BHAC,
	Prerefunded 1/01/18 @ $100 (b)	459,005
145	North Texas Twy. Auth. Rev.,
	5.75%, 1/01/40, BHAC	147,696
700	San Antonio Indep. Sch. Dist. Sch. Bldg. Gen. Oblig.,
	5.00%, 8/15/38, PSF	819,721
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	Ref. and Impvt. Bonds,
	4.00%, 8/01/37, AGM	1,030,130

		12,428,001

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/01/38	2,260,280
500	Vermont Edl. and Hlth. Bldg. Fin. Agy. Rev. Ref.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	565,840

		2,826,120

	Virginia - 2.9%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,529,250
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,379,480

		3,908,730

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	1,154,500

	West Virginia - 0.2%
300	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/01/30	340,161

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Wisconsin - 2.8%
$1,180	Wisconsin Pub. Fin. Auth.,
	Hosp. Rev. Ref.,
	5.00%, 6/01/40	$1,312,420
250	Wisconsin Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	249,678
190	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33,
	Prerefunded 5/01/19 @ $100 (b)	206,315
1,810	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33
	Prerefunded 5/01/19 @ $100 (b)	1,967,072

		3,735,485

	Wyoming - 1.6%
2,050	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	2,177,285

	Total Long-Term Investments
	(Cost $184,867,994)	196,812,120

	TOTAL INVESTMENTS - 146.5%
	(Cost $184,867,994)	196,812,120
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (48.4)%	(65,000,000)
	Other assets less other liabilities - 1.9%	2,554,462

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$134,366,582

(a) The following abbreviations are used in the portfolio descriptions:

ACA–ACA Financial Guaranty Corporation*

AMBAC–Ambac Assurance Corporation*

AGM–Assured Guaranty Municipal Corp.*

AGC–Assured Guaranty Corp.*

BAM–Build America Mutual Assurance Company*

BHAC–Berkshire Hathaway Assurance Corporation*

CAB–Capital Appreciation Bond

COP–Certificate of Participation

FGIC–Financial Guaranty Insurance Company*

FHA–Federal Housing Authority*

NRE– National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2017

(Unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2017:

Level 2
Municipal bonds	$196,812,120

There were no Level 1 or Level 3 priced securities held at July 31, 2017.

Note 2. Federal Tax Cost

At October 31, 2016, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and the aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$185,955,921	$15,613,376	$(360,117)	$15,253,259

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange

Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: September 27, 2017

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: September 27, 2017